GEOGRAPHIC INFORMATION AND CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Geographical revenue information

	Year Ended December 31,
	2021	2020	2019
Net sales by country
Domestic	$218,441	$213,982	$191,502
International	49,507	46,604	51,788
Total	$267,948	$260,586	$243,290